Summary of Significant Accounting Policies - Significant Impact of Changes in Assumptions on Fair Value of Derivative Liabilities (Detail) (USD $)	3 Months Ended	4 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Derivative Liabilities, Beginning Balance	$ 196,000	$ 0
Issuance of derivative liability		196,000	[1]
Change in fair value	97,000 [2]	0	[3]
Derivative Liabilities, Ending Balance	$ 293,000	$ 196,000

[1]	The amount is included within research and development expenses on the Company's Statement of Operations and Comprehensive Loss.
[2]	The amount is included within research and development expenses on our Statement of Operations and Comprehensive Loss.
[3]	The license agreement was executed in November 2014 and no change in the valuation occurred between the execution date and December 31, 2014.